Summary of Significant Accounting Policies (Details) - Schedule of major customers, who accounted for more than 10% of the Company’s consolidated revenue - Revenue Benchmark [Member] - Customer Concentration Risk [Member]
		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Major Customers [Member]
Concentration Risk [Line Items]
Consolidated revenue rate		39.00%	51.00%
Major Suppliers [Member]
Concentration Risk [Line Items]
Consolidated revenue rate	[1]	99.00%	99.00%

[1]	Major supplier B is Shenzhen Yi Jia, a Chinese company that is 95% owned by the Company’s chief executive officer and principal stockholder. See Note 12.